Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		10/1/2018
	Collection Period Ending Date		10/31/2018
	Collection Period		24
	Payment Date		11/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.538200	$242,190,128.38	$29,885,448.93	$212,304,679.45
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$557,190,128.38	$29,885,448.93	$527,304,679.45
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$564,690,128.38	$29,885,448.93	$534,804,679.45
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$242,190,128.38	$320,901.92
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$557,190,128.38	$856,795.67
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,303,315.98
(21)	Principal Collections		$18,855,964.81
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$10,610,880.05
(24)	Liquidation Proceeds		$148,532.00
(25)	Recoveries		$81,886.19
(26)	Investment Earnings		$—
(27)	Total Collections		$32,000,579.03
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$32,000,579.03
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$470,575.11	$470,575.11	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$320,901.92	$320,901.92	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$6,635,448.93	$6,635,448.93	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$787,759.32	$787,759.32	$—
			$32,000,579.03	$32,000,579.03
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$6,635,448.93
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$29,885,448.93
	4. POOL INFORMATION
(53)	Pool Balance		$534,804,679
(54)	Number of Receivables Outstanding		50,556
(55)	Weighted Average Contract Rate		4.75%
(56)	Weighted Average Maturity		36.82
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$40,614.66
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(40,614.66)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$269,896.06	64	$4,217.13
(74)	Recoveries for Collection Period		$81,886.19	99	$827.13
(75)	Net Losses/(Recoveries) for Collection Period		$188,009.87
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$6,410,036.07
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.42734%

		10/31/2018	9/30/2018	8/31/2018	7/31/2018
(79)	Pool Balance at end of collection period	$534,804,679	$564,690,128	$591,553,911	$622,392,867
(80)	Number of receivables outstanding	50,556	52,208	53,680	55,338

(81)	Average month end Pool Balance	$549,747,404	$578,122,020	$606,973,389	$638,817,303
(82)	Realized Losses for Collection Period	$269,896	$269,121	$284,156	$402,762
(83)	Recoveries for Collection Period	$81,886	$109,428	$75,499	$118,889
(84)	Net Losses/(Recoveries) for Collection Period	$188,010	$159,693	$208,657	$283,873
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.589%	0.559%	0.562%	0.757%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.410%	0.331%	0.413%	0.533%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.425%

		10/31/2018	9/30/2018	8/31/2018	7/31/2018
(88)	Receivables 31-59 Days Delinquent	$5,299,056.07	$5,050,871.37	$4,696,843.84	$5,413,528.25
(89)	$ As % of Ending Pool Balance	0.991%	0.894%	0.794%	0.870%
(90)	# of Receivables	451	429	391	437
(91)	# As % of Ending Pool # of Receivables	0.892%	0.822%	0.728%	0.790%
(92)	Receivables 60-89 Days Delinquent	$1,080,612.05	$1,008,536.38	$1,021,326.78	$939,321.54
(93)	$ As % of Ending Pool Balance	0.202%	0.179%	0.173%	0.151%
(94)	# of Receivables	98	94	90	88
(95)	# As % of Ending Pool # of Receivables	0.194%	0.180%	0.168%	0.159%
(96)	Receivables 90 - 119 Days Delinquent	$441,947.12	$576,463.26	$472,188.29	$584,683.36
(97)	$ As % of Ending Pool Balance	0.083%	0.102%	0.080%	0.094%
(98)	# of Receivables	40	46	47	53
(99)	# As % of Ending Pool # of Receivables	0.079%	0.088%	0.088%	0.096%
(100)	Receivables 120+ Days Delinquent	$280,705.49	$159,616.19	$231,921.86	$121,114.66
(101)	$ As % of Ending Pool Balance	0.052%	0.028%	0.039%	0.019%
(102)	# of Receivables	23	19	28	17
(103)	# As % of Ending Pool # of Receivables	0.045%	0.036%	0.052%	0.031%
(104)	Total Delinquencies	$7,102,320.73	$6,795,487.20	$6,422,280.77	$7,058,647.81
(105)	$ As % of Ending Pool Balance	1.328%	1.203%	1.086%	1.134%
(106)	# of Receivables	612	588	556	595
(107)	# As % of Ending Pool # of Receivables	1.211%	1.126%	1.036%	1.075%
(108)	Receivables 60+ Days Delinquent	$1,803,264.66	$1,744,615.83	$1,725,436.93	$1,645,119.56
(109)	$ As % of Ending Pool Balance	0.337%	0.309%	0.292%	0.264%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$640,211.70	$423,083.58	$545,876.52	$568,175.23
(112)	# of Receivables	55	32	45	49

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
November 9, 2018